OTHER INCOME/(EXPENSES), NET (Tables)	12 Months Ended
Dec. 31, 2016
Other Income and Expenses [Abstract]
Schedule of Other Nonoperating Income (Expense)
	For the years ended December 31
	2014	2015	2016
	RMB	RMB	RMB
Guarantee income	-	-	9,641,685
Donations	(1,558,583)	-	(873,320)
Others	-	1,036,319	-
Total	(1,558,583)	1,036,319	8,768,365